PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 99.1%
Australia: 4.8%
125,762
Charter Hall Group
$ 1,281,190
0.8
177,468
Goodman Group
3,184,963
1.9
115,433
HMC Capital Ltd.
454,815
0.3
800,468
Scentre Group
1,693,630
1.0
451,429
Stockland
1,392,913
0.8
8,007,511
4.8
Belgium: 1.0%
8,482
Montea NV
606,027
0.4
11,030  Shurgard Self Storage
Ltd.
399,044
0.2
27,034  Warehouses De Pauw
CVA
640,874
0.4
1,645,945
1.0
Canada: 2.5%
18,299  Boardwalk Real Estate
Investment Trust
853,245
0.5
64,905  First Capital Real Estate
Investment Trust
743,743
0.4
106,507  H&R Real Estate
Investment Trust
743,821
0.5
40,869
(1)
Killam Apartment Real
Estate Investment Trust
497,284
0.3
40,878  Primaris Real Estate
Investment Trust
422,969
0.3
68,879
(1)
RioCan Real Estate
Investment Trust
820,871
0.5
4,081,933
2.5
France: 4.2%
27,291
Carmila SA
516,422
0.3
70,747
Klepierre SA
2,368,032
1.5
53,287
Mercialys SA
668,347
0.4
39,295  Unibail-Rodamco-
Westfield
3,312,990
2.0
6,865,791
4.2
Germany: 1.5%
43,264
(2)
Grand City Properties SA
462,435
0.3
54,810
(2)
TAG Immobilien AG
747,376
0.5
44,368
Vonovia SE
1,193,961
0.7
2,403,772
1.5
Hong Kong: 3.4%
362,336
CK Asset Holdings Ltd.
1,465,995
0.9
349,017
Link REIT
1,635,554
1.0
161,219  Sun Hung Kai Properties
Ltd.
1,536,038
0.9
446,357
Swire Properties Ltd.
978,921
0.6
5,616,508
3.4
Japan: 7.9%
654  AEON REIT Investment
Corp.
540,445
0.3
721  Daiwa House REIT
Investment Corp.
1,139,130
0.7
977  Frontier Real Estate
Investment Corp.
515,140
0.3
237,200
Hulic Co. Ltd.
2,276,932
1.4
1,896  Japan Hotel REIT
Investment Corp.
917,910
0.6
2,710  Japan Metropolitan Fund
Invest
1,728,669
1.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
694
LaSalle Logiport REIT
$ 644,772
0.4
101,600
Mitsui Fudosan Co. Ltd.
909,836
0.6
997  Nippon Prologis REIT,
Inc.
1,538,641
0.9
1,029
Orix JREIT, Inc.
1,210,328
0.7
252,055  Tokyu Fudosan Holdings
Corp.
1,691,176
1.0
13,112,979
7.9
Netherlands: 0.3%
16,061  Eurocommercial
Properties NV
435,999
0.3
Singapore: 4.0%
984,917  CapitaLand Ascendas
REIT
1,946,043
1.2
682,500  CapitaLand Integrated
Commercial Trust
1,060,573
0.6
647,400  CapitaLand Investment
Ltd./Singapore
1,309,369
0.8
781,100
Keppel DC REIT
1,244,302
0.8
1,016,400
(1)
Mapletree Logistics Trust
987,797
0.6
6,548,084
4.0
Sweden: 0.6%
39,260
(2)
Castellum AB
432,681
0.3
34,303
Pandox AB
591,066
0.3
1,023,747
0.6
United Kingdom: 4.6%
69,886
Big Yellow Group PLC
843,617
0.5
213,892
Hammerson PLC
683,332
0.4
182,458  Land Securities Group
PLC
1,300,466
0.8
748,189  LondonMetric Property
PLC
1,776,637
1.1
705,833
NewRiver REIT PLC
632,764
0.4
747,434
Tritax Big Box REIT PLC
1,355,565
0.8
100,620
UNITE Group PLC
1,058,888
0.6
7,651,269
4.6
United States: 64.3%
40,296
Agree Realty Corp.
3,110,448
1.9
54,840  American Healthcare
REIT, Inc.
1,661,652
1.0
4,032
American Tower Corp.
877,363
0.5
14,777  AvalonBay Communities,
Inc.
3,171,440
1.9
78,387  Brixmor Property Group,
Inc.
2,081,175
1.3
42,322  COPT Defense
Properties
1,154,121
0.7
66,558
CubeSmart
2,842,692
1.7
32,194
Digital Realty Trust, Inc.
4,613,078
2.8
9,863  EastGroup Properties,
Inc.
1,737,367
1.0
60,098
Elme Communities
1,045,705
0.6
47,299  Empire State Realty
Trust, Inc. - Class A
369,878
0.2
9,165
Equinix, Inc.
7,472,683
4.5
31,587  Equity LifeStyle
Properties, Inc.
2,106,853
1.3
34,172
Extra Space Storage, Inc.
5,074,200
3.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
13,908  Federal Realty
Investment Trust
$ 1,360,481
0.8
55,255  First Industrial Realty
Trust, Inc.
2,981,560
1.8
42,984
(1)
Four Corners Property
Trust, Inc.
1,233,641
0.7
20,764
Getty Realty Corp.
647,422
0.4
131,394  Healthpeak Properties,
Inc.
2,656,787
1.6
3,515  Hilton Worldwide
Holdings, Inc.
799,838
0.5
56,590  Host Hotels & Resorts,
Inc.
804,144
0.5
83,460  Independence Realty
Trust, Inc.
1,771,856
1.1
86,942
Invitation Homes, Inc.
3,029,929
1.8
27,452
Iron Mountain, Inc.
2,361,970
1.4
17,864
Lineage, Inc.
1,047,366
0.6
51,920  Piedmont Office Realty
Trust, Inc. - Class A
382,650
0.2
34,979
Prologis, Inc.
3,910,302
2.4
20,572
Public Storage
6,156,994
3.7
155,709
Realty Income Corp.
9,032,679
5.5
53,052
Regency Centers Corp.
3,913,116
2.4
64,546  Simon Property Group,
Inc.
10,719,800
6.5
10,377
Sun Communities, Inc.
1,334,897
0.8
96,357  Sunstone Hotel Investors,
Inc.
906,719
0.5
22,281
Urban Edge Properties
423,339
0.3
39,610
Vornado Realty Trust
1,465,174
0.9
79,758
Welltower, Inc.
12,219,723
7.4
106,479,042
64.3
Total Common Stock
(Cost $144,800,896)
163,872,580
99.1
Total Long-Term
Investments
(Cost $144,800,896)
163,872,580
99.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 2.1%
Repurchase Agreements: 1.4%
1,000,000
(3)
Citadel Securities LLC,
Repurchase Agreement
dated 03/31/2025,
4.440%, due 04/01/2025
(Repurchase Amount
$1,000,122, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $1,020,126, due
04/15/25-02/15/55)
1,000,000
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
03/31/2025, 4.360%, due
04/01/2025 (Repurchase
Amount $1,000,119,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
04/10/25-12/15/66)
$ 1,000,000
0.6
362,203
(3)
TD Securities (USA) LLC,
Repurchase Agreement
dated 03/31/2025,
4.370%, due 04/01/2025
(Repurchase Amount
$362,246, collateralized
by various U.S.
Government Securities,
4.875%, Market Value
plus accrued interest
$369,447, due 10/31/28)
362,203
0.2
Total Repurchase
Agreements
(Cost $2,362,203)
2,362,203
1.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.7%
1,154,832
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $1,154,832) $ 1,154,832 0.7
Total Short-Term
Investments
(Cost $3,517,035)
3,517,035
2.1
Total Investments in
Securities
(Cost $148,317,931) $ 167,389,615 101.2
Liabilities in Excess of
Other Assets (1,913,200) (1.2)
Net Assets $ 165,476,415 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
REIT Diversiﬁcation
Percentage
of Net Assets
Retail REITs 29.9%
Industrial REITs 13.5
Specialized REITs 10.9
Health Care REITs 10.0
Self-Storage REITs 5.9
Multi-Family Residential REITs 5.8
Real Estate Operating Companies 5.1
Diversified REITs 3.8
Office REITs 2.5
Diversified Real Estate Activities 2.5
Other Specialized REITs 2.2
Residential REITs 1.9
Hotel & Resort REITs 1.6
Single-Family Residential REITs 1.3
Real Estate Development 0.9
Data Center REITs 0.8
Hotels, Resorts & Cruise Lines 0.5
Assets in Excess of Other Liabilities
*
0.9
Net Assets 100.0%
*       Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 8,007,511 $ — $ 8,007,511
Belgium — 1,645,945 — 1,645,945
Canada 4,081,933 — — 4,081,933
France 516,422 6,349,369 — 6,865,791
Germany 462,435 1,941,337 — 2,403,772
Hong Kong — 5,616,508 — 5,616,508
Japan — 13,112,979 — 13,112,979
Netherlands — 435,999 — 435,999
Singapore — 6,548,084 — 6,548,084
Sweden 591,066 432,681 — 1,023,747
United Kingdom 1,988,329 5,662,940 — 7,651,269
United States 106,479,042 — — 106,479,042
Total Common Stock 114,119,227 49,753,353 — 163,872,580
Short-Term Investments 1,154,832 2,362,203 — 3,517,035
Total Investments, at fair value $ 115,274,059 $ 52,115,556 $ — $ 167,389,615
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 24,148,929
Gross Unrealized Depreciation (5,077,244)
Net Unrealized Appreciation $ 19,071,685